Share-based payment arrangements - General and MIP (Details) instrument in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) SFr / shares instrument plan shares	Dec. 31, 2016 USD ($) SFr / shares instrument shares	Dec. 31, 2015 USD ($) SFr / shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2017 USD ($) SFr / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of share-based payment plans | plan	3
Compensation cost for equity-settled stock based arrangements | $	$ 58	$ 54	$ 61
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)				94,000,000	94,000,000
Numbers of shares held in treasury stock		76,036,429		29,541,775	29,541,775
Treasury stock that could be used to settle share-based payment arrangements (in shares)				30,000,000	30,000,000
Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Time period of interest rate used as the basis for the risk-free rate	6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)	19.00%	19.00%	17.00%
Dividend yield (as a percent)	4.70%	4.90%	3.20%
Expected term	6 years	6 years	6 years
Risk-free interest rate (as a percent)	(0.10%)	(0.50%)	(0.30%)
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at beginning of period | instrument	391.4
Number of instruments Granted | instrument	71.9
Number of instruments Exercised | instrument	(26.5)
Number of instruments Forfeited | instrument	(3.3)
Number of instruments, Expired | instrument	(42.9)
Number of instruments outstanding at end of period | instrument	390.6	391.4
Number of instruments Vested and expected to vest at end of period | instrument	383.7
Number of instruments Exercisable at end of period | instrument	188.9
Number of shares outstanding at beginning of period (in shares)	78,300,000
Share-equivalent of instruments granted (in shares)	14,400,000
Share-equivalent of instruments exercised (in shares)	(5,300,000)
Share-equivalent of instruments forfeited (in shares)	(700,000)
Share-equivalent of instruments expired (in shares)	(8,600,000)
Number of shares outstanding at end of period (in shares)	78,100,000	78,300,000
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)	76,700,000
Share-equivalent of instruments exercisable at end of period (in shares)	37,800,000
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares	20.98
Weighted-average exercise price, Granted (in Swiss francs per share) | SFr / shares	22.50
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares	16.55
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares	21.03
Weighted-average exercise price, Expired (in Swiss francs per share) | SFr / shares	25.50
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares	21.06	20.98
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares	21.04
Weighted-average exercise price, Exercisable (in Swiss francs per share) | SFr / shares	20.88
Weighted-average remaining contractual term, Outstanding	3 years 6 months
Weighted-average remaining contractual term, Vested and expected to vest	3 years 4 months 24 days
Weighted-average remaining contractual term, Exercisable	2 years 2 months 12 days
Aggregate intrinsic value, Outstanding | SFr				SFr 395
Aggregate intrinsic value, Vested and expected to vest | SFr				390
Aggregate intrinsic value, Exercisable | SFr				SFr 198
Conversion ratio	5
Cash received upon exercise of options and warrants | $	$ 88
Unrecognized compensation cost, non-vested warrants and option | $					$ 51
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	2 years 1 month 6 days
Weighted-average grant-date fair value of warrants and options (per instrument) | SFr / shares	0.47	0.47	0.39
Aggregate intrinsic value of instruments exercised | $	$ 38	$ 27	$ 10
Exercise price 15.75 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	6.7
Number of shares outstanding at end of period (in shares)	1,300,000
Weighted-average remaining contractual term, Outstanding	4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				15.75	15.75
Exercise price 17.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	2.6
Number of shares outstanding at end of period (in shares)	500,000
Weighted-average remaining contractual term, Outstanding	4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				17.50	17.50
Exercise price of 21.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	81.2
Number of shares outstanding at end of period (in shares)	16,200,000
Weighted-average remaining contractual term, Outstanding	1 year 4 months 24 days
Exercise price (in Swiss francs) | SFr / shares				21.50	21.50
Exercise price of 21.00 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	72.6
Number of shares outstanding at end of period (in shares)	14,500,000
Weighted-average remaining contractual term, Outstanding	2 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares				21.00	21.00
Exercise price of 19.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	79.3
Number of shares outstanding at end of period (in shares)	15,900,000
Weighted-average remaining contractual term, Outstanding	3 years 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares				19.50	19.50
Exercise price of 21.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	76.6
Number of shares outstanding at end of period (in shares)	15,400,000
Weighted-average remaining contractual term, Outstanding	4 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares				21.50	21.50
Exercise price of 22.50
Summary of the activity related to share-based compensation arrangement
Number of instruments outstanding at end of period | instrument	71.6
Number of shares outstanding at end of period (in shares)	14,300,000
Weighted-average remaining contractual term, Outstanding	5 years 7 months 6 days
Exercise price of 22.50 | Options
Summary of the activity related to share-based compensation arrangement
Exercise price (in Swiss francs) | SFr / shares				22.50	22.50